Investments (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Information About Investments

	2020			2019
	Current	Non Current	Total	Current	Non Current	Total
Time deposits	$430,000	$80,000	$510,000	$640,500	$60,000	$700,500
Bonds	341,854	39,796	381,650	52,573	74,634	127,207

	771,854	119,796	891,650	693,073	134,634	827,707

Allowance for expected credit losses	(1,038)	(179)	(1,217)	(670)	(287)	(957)

	$770,816	$119,617	$890,433	$692,403	$134,347	$826,750